UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-3534

Name of Fund:  Merrill Lynch U.S.A. Government Reserves

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch U.S.A. Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06- 11/30/06

Item 1 - Schedule of Investments


Merrill Lynch U.S.A. Government Reserves


Schedule of Investments as of November 30, 2006                                                                    (in Thousands)

                                                             Face           Interest         Maturity
Issue                                                       Amount            Rate             Date                       Value
U.S. Government Obligations* - 9.1%

U.S. Treasury Notes                                       $   4,000            3.125 %      1/31/2007                  $    3,987
                                                              8,520            3.375        2/28/2007                       8,485

Total U.S. Government Obligations (Cost - $12,472)                                                                         12,472



Repurchase Agreements - 90.8%

       Face
     Amount    Issue
  $  16,000    Banc of America Securities LLC, purchased on 11/29/2006 to yield 5.25% to 12/06/2006, repurchase
               price of $16,016, collateralized by GNMA, 6.50% due 10/15/2036 to 11/15/2036                                16,000
     16,000    Citigroup Global Markets Inc., purchased on 11/29/2006 to yield 5.25% to 12/06/2006, repurchase
               price of $16,016, collateralized by GNMA, 5% to 6.50% due 2/15/2033 to 8/15/2036                            16,000
     16,000    Countrywide Securities Corporation, purchased on 11/28/2006 to yield 5.23% to 12/05/2006, repurchase
               price of $16,016, collateralized by GNMA, 6% due 11/15/2036                                                 16,000
     16,000    Credit Suisse Securities (USA) LLC, purchased on 11/28/2006 to yield 5.23% to 12/05/2006, repurchase
               price of $16,016, collateralized by GNMA, 5% to 6.50% due 1/15/2013 to 5/15/2036                            16,000
     16,000    Deutsche Bank Securities Inc., purchased on 11/29/2006 to yield 5.25% to 12/06/2006, repurchase
               price of $16,016, collateralized by GNMA, 5.50% to 6.50% due 3/15/2032 to 2/15/2033                         16,000
     16,000    Greenwich Capital Markets, Inc., purchased on 11/29/2006 to yield 5.25% to 12/06/2006,
               repurchase price of $16,016, collateralized by GNMA, 6% to 6.50% due 3/20/2034 to 11/20/2036                16,000
     11,712    HSBC Securities (USA) Inc., purchased on 11/30/2006 to yield 5.28% to 12/01/2006, repurchase price of
               $11,714, collateralized by U.S. Treasury STRIPS++, due 2/15/2017 to 2/15/2036                               11,712
     16,000    J.P. Morgan Securities Inc., purchased on 11/28/2006 to yield 5.23% to 12/05/2006, repurchase price of
               $16,016, collateralized by GNMA, 4.75% to 9% due 9/15/2008 to 3/15/2047                                     16,000

Total Repurchase Agreements (Cost - $123,712)                                                                             123,712

Total Investments (Cost - $136,184**) - 99.9%                                                                             136,184
Other Assets Less Liabilities - 0.1%                                                                                          113
                                                                                                                       ----------
Net Assets - 100.0%                                                                                                    $  136,297
                                                                                                                       ==========


 * U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

   Aggregate cost                              $           136,184
                                               ===================
   Gross unrealized appreciation               $                 1
   Gross unrealized depreciation                               (1)
                                               -------------------
   Net unrealized appreciation                 $                 -
                                               ===================

++ Separately Traded Registered Interest and Principal of Securities.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S.A. Government Reserves


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S.A. Government Reserves


Date: January 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S.A. Government Reserves


Date: January 23, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S.A. Government Reserves


Date: January 23, 2007